Basis of Presentation (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 14, 2023	Mar. 21, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 26, 2023	Mar. 09, 2023	Dec. 03, 2022
Basis of Presentation (Details) [Line Items]
Accumulated deficit			$ (156,031,210)		$ (156,031,210)		$ (140,130,159)	$ (115,899,939)
Revenue			37,142	$ 66,409	74,998	$ 231,461	527,415	613,516
Earned revenue from continuing operations			2,000,000		4,200,000		12,800,000
Net loss			10,700,000		15,900,000
Additional financing					6,400,000		3,600,000
Contract liability			$ 59,000		$ 59,000		$ 81,000	199,000
Shares issued (in Shares)									8
Shares outstanding (in Shares)									8
Price per share (in Dollars per share)							$ 0.0001
Accumulated deficit							$ 140,000,000
Revenue							527,000
Loss from continuing operations							24,200,000
Credit facility		$ 10,000,000
Principal amount		$ 9,200,000					$ 50,000			$ 900,000	$ 696,000
Interest rate		9.75%					12.00%
Per annum rate		12.00%					15.00%
Federal deposit insurance corporation							$ 250,000
Excess of the insured amounts by the FDIC							2,900,000
Intangible assets							600,000	2,400,000
Impairment expense							1,100,000	800,000
Digital marketing expenses							$ 220,000	$ 65,000
Common stock [Member]
Basis of Presentation (Details) [Line Items]
Commitment fee (in Shares)		12,500
Minimum [Member]
Basis of Presentation (Details) [Line Items]
Labor reduction plan	$ 500,000
Maximum [Member]
Basis of Presentation (Details) [Line Items]
Labor reduction plan	$ 1,100,000
Revenues and Accounts Receivable 2022 [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk							70.00%
Revenues and Accounts Receivable 2022 [Member] | Accounts Receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk							86.00%
British Banks [Member]
Basis of Presentation (Details) [Line Items]
Cash held by acquire							$ 1,000
United states [Member] | Revenues and Accounts Receivable2021 [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk								85.00%
U S Customer [Member] | Revenues and Accounts Receivable2021 [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk								85.00%
U S Customer [Member] | Revenues and Accounts Receivable2021 [Member] | Accounts Receivable [Member]
Basis of Presentation (Details) [Line Items]
Percentage of concentration risk							86.00%
A&R Facility Agreement [Member]
Basis of Presentation (Details) [Line Items]
Subsequent Funding							$ 2,700,000